Loans and Advances to Customers (Tables)	12 Months Ended
Mar. 31, 2026
Loans And Advances To Customers [Abstract]
Schedule of Loans and Advances to Customers

Loans and advances to customers are as follows:

	(In millions of yen)
	March 31, 2025	March 31, 2026
Payment:
Credit card receivables	1,045,681	1,321,827
Loss allowance (1)	(43,739)	(45,312)
Subtotal	1,001,942	1,276,515
Financial service:
Mortgage loans (2)	664,594	909,483
Overdraft	261,943	312,255
Other	383	16,879
Loss allowance (1)	(1,255)	(2,281)
Subtotal	925,665	1,236,336
Total	1,927,607	2,512,851

(1)
For further details of loss allowance, refer to credit risk management section within Note 36, Financial Instruments.
(2)
Mortgage loans include the loans acquired from a financial institution with a guarantee provided by the seller up to 1% of the initial principal balance, the balance of which amounts to 187,471 million yen and 175,950 million yen as of March 31, 2025 and 2026, respectively.